CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 50,051	$ 44,863
Short-term deposits	98,000	85,000
Available-for-sale marketable securities	49,814	33,105
Trade receivables (net of allowance for doubtful accounts of $40 as of December 31, 2013 and 2012)	7,416	4,813
Other accounts receivable and prepaid expenses	3,153	4,305
Inventories	5,969	4,523
Total current assets	214,403	176,609
NON-CURRENT ASSETS:
Long-term deposits	5,000	5,000
Severance pay fund	7,416	6,066
Long term investment and others	364	358
Total non-current assets	12,780	11,424
PROPERTY AND EQUIPMENT, NET	2,114	1,285
INTANGIBLE ASSETS, NET	4,127	1,000
GOODWILL	96,276	96,276
Total assets	329,700	286,594
CURRENT LIABILITIES:
Trade payables	3,951	571
Other accounts payable and accrued expenses	7,309	5,401
Total current liabilities	11,260	5,972
ACCRUED SEVERANCE PAY	8,164	6,977
SHAREHOLDERS' EQUITY:
Share capital Ordinary shares of NIS 0.02 par value Authorized: 50,000,000 shares at December 31, 2013 and December 31, 2012, respectively; Issued and outstanding: 28,868,495 and 28,304,392 shares at December 31, 2013 and December 31, 2012, respectively.	164	161
Additional paid-in capital	328,003	312,723
Accumulated other comprehensive income	437	787
Accumulated deficit	(18,328)	(40,026)
Total shareholders' equity	310,276	273,645
Total liabilities and shareholders' equity	$ 329,700	$ 286,594